Share-based payments - Additional Information (Details)		12 Months Ended
	Sep. 16, 2014 € / shares	Dec. 31, 2022 employee € / shares	Dec. 31, 2022 patient	Dec. 31, 2021 employee	Dec. 31, 2020 employee	Dec. 31, 2020 uSDollarPerEuro
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of preceding trading days taken into account in the determination of the share price on the grant date		20 days
End of period headcount) (employee)		102	400	100	90	90
BSA 2014
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Exercise price (in euros per share)	€ 17.67	€ 17.67